Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivables, Net [Line Items]
Credit loss	$ 172,081	$ 101,964	$ 2,907
Trade Accounts Receivable [Member]
Accounts Receivables, Net [Line Items]
Accounts receivable	$ 377,748	$ 128,571